CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Balance Sheets
Common stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000		200,000,000	200,000,000
Common stock, shares issued	45,833,000	45,833,000	24,166,000	127,760,265
Common stock, shares outstanding	45,833,000		24,166,000	24,166,000